BENEFIT PLANS (Details 7) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	¥ 1,528	¥ 577
Net actuarial gain (loss) incurred during the year	171	4,633	¥ (8,413)
Amortization of prior service cost	(4,361)	(4,341)	(4,329)
Recognized actuarial loss	1,621	1,886	1,510
Total	(1,041)	2,755	(11,232)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) incurred during the year	(8,467)	2,555	(4,362)
Amortization of prior service cost	11	10	9
Recognized actuarial loss	608	793	422
Partial settlement of pension plan			451
Total	¥ (7,848)	¥ 3,358	¥ (3,480)